COMMITMENTS AND CONTINGENCIES	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 17 -           COMMITMENTS AND CONTINGENCIES

Guarantee Commitments

During the year ended June 30, 2018, Jinshang Leasing and a third party jointly entered into certain finance lease contracts with a customer with total contract amount of $70.1 million (RMB464 million). Jinshang Leasing provides financing to the customer of $6.2 million (RMB44 million)(included in Note 4 - net investment in direct financing leases) and the third party provides the remaining financing of $59.4 million (RMB420 million), for a period up to August 2020. Jinshang Leasing also acts as a guarantor and is obligated to pay the third party if the customer fails to pay the obligations when they become due. As of June 30, 2022, the maximum guarantee issued by Jinshang Leasing was $68.8 million(RMB462 million).

Litigation

The Company is involved in various legal actions arising in the ordinary course of its business. As of June 30, 2022, the Company was involved in 1 lawsuits in China, which the Company is a defendant in relation to its financing lease business (see below). The cases are in the process of being enforced.

On October 31, 2014, King & Wood Mallesons filed a complaint in Xicheng District People’s Court of Beijing on behalf of its client for breach of contract against Jinshang Leasing, our subsidiary. On February 3, 2015, the court agreed with Jinshang Leasing that it did not have jurisdiction over the proceeding, and the case was transferred to the court in Beijing, Haidian. There has been no activity in the case since it was transferred to the Beijing Haidian court. We believe that resolution of this matter will not result in any payment that, in the aggregate, would be material to our financial position or results of operations.

NOTE 17 -           COMMITMENTS AND CONTINGENCIES (CON’T)

Litigation (con’t)

As of June 30, 2018, the Company and certain of its executive officers have been named as defendants in one civil securities lawsuit filed in U.S. District Courts. On April 20, 2017, Michel Desta filed a securities class action complaint in the District Court for the Central District of California seeking monetary damages against us, JianmingHao, Renhui Mu, Peiling (Amy) He, and Junfeng Zhao (entitled Desta v. Wins Finance Holdings, Inc., et al.; C.D. Cal. Case No. 2:17-cv-02983) (hereafter, the “California Action”). On June 26, 2017, the Court issued an Order appointing lead plaintiffs and lead counsel, and on August 25, 2017 lead plaintiffs filed an Amended Class Action Complaint. The Amended Complaint (which did not name Peiling (Amy) He as a defendant), alleges a claim against us for securities fraud purportedly arising from alleged misrepresentations concerning Wins’ principal executive offices (which alleged misrepresentations resulted in Wins being added to, and then removed from, the Russell 2000 index). On October 24, 2017, we moved to dismiss the Amended Complaint for failure to state a claim as against us.

On March 1, 2018, the District Court for the Central District of California issued an Order denying the Company’s motion to dismiss. Thus, the civil action has proceeded to the fact gathering “discovery” stage in respect to the Company.

As a result of a private mediation conducted in November 2018, the Company agreed in principle to settle the class action, on behalf of all remaining defendants. The full terms of that settlement remain confidential (but include certain contingencies concerning shareholder participation in the settlement and required court approvals). The court granted preliminary approval of the settlement by order entered on March 4, 2019. Given that the Company has not yet received the necessary approvals from Chinese regulators as to the transfer of the settlement funds from China to the United States, the Court entered an Order dated August 11, 2020 setting a final settlement approval hearing for March 22, 2021.

On July 24, 2020, Samuel Kamau filed a shareholder class action complaint in the District Court for the Central District of California seeking unspecified monetary damages for alleged violations of the United States Securities Exchange Act of 1934 during the period from October 31, 2018 to July 6, 2020 against Wins Finance Holdings Inc., Renhui Mu, and Junfeng Zhao (entitled Kamau v. Wins Finance Holdings, Inc., et al.; C.D. Cal. Case No. 2:20-cv-06656). Plaintiff’s initial complaint alleges, among other things, that Defendants purportedly violated the securities laws by failing to disclose that the repayment of a RMB 580 million “loan” to Guohong Asset Management Co., Ltd. was “highly uncertain,” and that the resignation of the Company’s former independent auditor was “foreseeably likely” given the non-payment of the foregoing loan as well as alleged material weaknesses in the Company’s control over financial reporting.

As of this date and to the best of our knowledge, neither the Company nor the individual Defendants have been served or have agreed to accept service of the summons and complaint. As of this date, Plaintiff has not filed an affidavit of service with the Court concerning service upon any Defendant. In accordance with procedural rules applicable to such securities class actions, motions for appointment as lead plaintiff(s) and lead counsel were filled on or before September 24, 2020, following the Court’s resolution of which it is common for the newly-appointed lead plaintiff(s) to amend the complaint and allegations underlying the claims. There is not any update progress since from June 30, 2022.

NOTE 16 -           COMMITMENTS AND CONTINGENCIES

Guarantee Commitments

During the year ended June 30, 2018, Jinshang Leasing and a third party jointly entered into certain finance lease contracts with a customer with total contract amount of $70.1 million (RMB464 million). Jinshang Leasing provides financing to the customer of $6.2 million (RMB44 million)(included in Note 4 - net investment in direct financing leases) and the third party provides the remaining financing of $59.4 million (RMB420 million), for a period up to August 2020. Jinshang Leasing also acts as a guarantor and is obligated to pay the third party if the customer fails to pay the obligations when they become due. As of June 30, 2021, the maximum guarantee issued by Jinshang Leasing was $71.5 million(RMB462 million).

Litigation

The Company is involved in various legal actions arising in the ordinary course of its business. As of June 30, 2019, the Company was involved in 1 lawsuits in China, which the Company is a defendant in relation to its financing lease business (see below). The cases are in the process of being enforced.

On October 31, 2014, King & Wood Mallesons filed a complaint in Xicheng District People’s Court of Beijing on behalf of its client for breach of contract against Jinshang Leasing, our subsidiary. On February 3, 2015, the court agreed with Jinshang Leasing that it did not have jurisdiction over the proceeding, and the case was transferred to the court in Beijing, Haidian. There has been no activity in the case since it was transferred to the Beijing Haidian court. We believe that resolution of this matter will not result in any payment that, in the aggregate, would be material to our financial position or results of operations.

As of June 30, 2018, the Company and certain of its executive officers have been named as defendants in one civil securities lawsuit filed in U.S. District Courts. On April 20, 2017, Michel Desta filed a securities class action complaint in the District Court for the Central District of California seeking monetary damages against us, JianmingHao, Renhui Mu, Peiling (Amy) He, and Junfeng Zhao (entitled Desta v. Wins Finance Holdings, Inc., et al.; C.D. Cal. Case No. 2:17-cv-02983) (hereafter, the “California Action”). On June 26, 2017, the Court issued an Order appointing lead plaintiffs and lead counsel, and on August 25, 2017 lead plaintiffs filed an Amended Class Action Complaint. The Amended Complaint (which did not name Peiling (Amy) He as a defendant), alleges a claim against us for securities fraud purportedly arising from alleged misrepresentations concerning Wins’ principal executive offices (which alleged misrepresentations resulted in Wins being added to, and then removed from, the Russell 2000 index). On October 24, 2017, we moved to dismiss the Amended Complaint for failure to state a claim as against us.

On March 1, 2018, the District Court for the Central District of California issued an Order denying the Company’s motion to dismiss. Thus, the civil action has proceeded to the fact gathering “discovery” stage in respect to the Company.

As a result of a private mediation conducted in November 2018, the Company agreed in principle to settle the class action, on behalf of all remaining defendants. The full terms of that settlement remain confidential (but include certain contingencies concerning shareholder participation in the settlement and required court approvals). The court granted preliminary approval of the settlement by order entered on March 4, 2019. Given that the Company has not yet received the necessary approvals from Chinese regulators as to the transfer of the settlement funds from China to the United States, the Court entered an Order dated August 11, 2020 setting a final settlement approval hearing for March 22, 2021.

On July 24, 2020, Samuel Kamau filed a shareholder class action complaint in the District Court for the Central District of California seeking unspecified monetary damages for alleged violations of the United States Securities Exchange Act of 1934 during the period from October 31, 2018 to July 6, 2020 against Wins Finance Holdings Inc., Renhui Mu, and Junfeng Zhao (entitled Kamau v. Wins Finance Holdings, Inc., et al.; C.D. Cal. Case No. 2:20-cv-06656). Plaintiff’s initial complaint alleges, among other things, that Defendants purportedly violated the securities laws by failing to disclose that the repayment of a RMB 580 million “loan” to Guohong Asset Management Co., Ltd. was “highly uncertain,” and that the resignation of the Company’s former independent auditor was “foreseeably likely” given the non-payment of the foregoing loan as well as alleged material weaknesses in the Company’s control over financial reporting.

NOTE 16 -           COMMITMENTS AND CONTINGENCIES (CON’T)

As of this date and to the best of our knowledge, neither the Company nor the individual Defendants have been served or have agreed to accept service of the summons and complaint. As of this date, Plaintiff has not filed an affidavit of service with the Court concerning service upon any Defendant. In accordance with procedural rules applicable to such securities class actions, motions for appointment as lead plaintiff(s) and lead counsel were filled on or before September 24, 2020, following the Court’s resolution of which it is common for the newly-appointed lead plaintiff(s) to amend the complaint and allegations underlying the claims. There is not any update progress since from June 30, 2020.

NOTE 18 -           COMMITMENTS AND CONTINGENCIES

Guarantee Commitments

During the year ended June 30, 2018, Jinshang Leasing and a third party jointly entered into certain finance lease contracts with a customer with total contract amount of $70.1 million (RMB464 million). Jinshang Leasing provides financing to the customer of $6.2 million (RMB44 million) (included in Note 6 - net investment in direct financing leases) and the third party provides the remaining financing of $59.4 million (RMB420 million), for a period up to August 2020. Jinshang Leasing also acts as a guarantor and is obligated to pay the third party if the customer fails to pay the obligations when they become due. As of June 30, 2020, the maximum guarantee issued by Jinshang Leasing was $65.3 million(RMB462 million).

Litigation

The Company is involved in various legal actions arising in the ordinary course of its business. As of June 30, 2019, the Company was involved in 1 lawsuit in China, which the Company is a defendant in relation to its financing lease business (see below). The cases are in the process of being enforced.

On October 31, 2014, King & Wood Mallesons filed a complaint in Xicheng District People’s Court of Beijing on behalf of its client for breach of contract against Jinshang Leasing, our subsidiary. On February 3, 2015, the court agreed with Jinshang Leasing that it did not have jurisdiction over the proceeding, and the case was transferred to the court in Beijing, Haidian. There has been no activity in the case since it was transferred to the Beijing Haidian court. We believe that resolution of this matter will not result in any payment that, in the aggregate, would be material to our financial position or results of operations.

As of June 30, 2018, the Company and certain of its executive officers have been named as defendants in one civil securities lawsuit filed in U.S. District Courts. On April 20, 2017, Michel Desta filed a securities class action complaint in the District Court for the Central District of California seeking monetary damages against us, Jianming Hao, Renhui Mu, Peiling (Amy) He, and Junfeng Zhao (entitled Desta v. Wins Finance Holdings, Inc., et al.; C.D. Cal. Case No. 2:17-cv-02983) (hereafter, the “California Action”). On June 26, 2017, the Court issued an Order appointing lead plaintiffs and lead counsel, and on August 25, 2017 lead plaintiffs filed an Amended Class Action Complaint. The Amended Complaint (which did not name Peiling (Amy) He as a defendant), alleges a claim against us for securities fraud purportedly arising from alleged misrepresentations concerning Wins’ principal executive offices (which alleged misrepresentations resulted in Wins being added to, and then removed from, the Russell 2000 index). On October 24, 2017, we moved to dismiss the Amended Complaint for failure to state a claim as against us.

On March 1, 2018, the District Court for the Central District of California issued an Order denying the Company’s motion to dismiss. Thus, the civil action has proceeded to the fact gathering “discovery” stage in respect to the Company.

As a result of a private mediation conducted in November 2018, the Company agreed in principle to settle the class action, on behalf of all remaining defendants. The full terms of that settlement remain confidential (but include certain contingencies concerning shareholder participation in the settlement and required court approvals). The court granted preliminary approval of the settlement by order entered on March 4, 2019. Given that the Company has not yet received the necessary approvals from Chinese regulators as to the transfer of the settlement funds from China to the United States, the Court entered an Order dated October 13, 2020 setting a final settlement approval hearing for March 24, 2021.

On July 24, 2020, Samuel Kamau filed a shareholder class action complaint in the District Court for the Central District of California seeking unspecified monetary damages for alleged violations of the United States Securities Exchange Act of 1934 during the period from October 31, 2018 to July 6, 2020 against Wins Finance Holdings Inc., Renhui Mu, and Junfeng Zhao (entitled Kamau v. Wins Finance Holdings, Inc., et al.; C.D. Cal. Case No. 2:20-cv-06656). Plaintiff’s initial complaint alleges, among other things, that Defendants purportedly violated the securities laws by failing to disclose that the repayment of a RMB 580 million “loan” to Guohong

Asset Management Co., Ltd. was “highly uncertain,” and that the resignation of the Company’s former independent auditor was “foreseeably likely” given the non-payment of the foregoing loan as well as alleged material weaknesses in the Company’s control over financial reporting.

As of this date and to the best of our knowledge, neither the Company nor the individual Defendants have been served or have agreed to accept service of the summons and complaint. As of this date, Plaintiff has not filed an affidavit of service with the Court concerning service upon any Defendant. In accordance with procedural rules applicable to such securities class actions, motions for appointment as lead plaintiff(s) and lead counsel were filled on or before September 24, 2020, following the Court’s resolution of which it is common for the newly-appointed lead plaintiff(s) to amend the complaint and allegations underlying the claims.